Goodwill And Other Intangible Assets, Net (Goodwill And Other Intangible Assets, Net, By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 9,928	$ 10,161	$ 9,112
Other Intangible Assets, net	3,697	3,873
European Union [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	1,392	1,443	1,539
Other Intangible Assets, net	663	673
Eastern Europe, Middle East & Africa [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	666	702	743
Other Intangible Assets, net	250	263
Asia [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	4,966	5,004	3,926
Other Intangible Assets, net	1,633	1,661
Latin America & Canada [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	2,904	3,012	2,904
Other Intangible Assets, net	$ 1,151	$ 1,276